PERPETUAL CONVERTIBLE PREFERRED SHARES - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Class of Stock [Line Items]
Total cash consideration		¥ 1,058,325	$ 162,195
Class A Ordinary Shares
Class of Stock [Line Items]
Number of shares issued | shares	150,000
Subscription price (in dollars per share)	$ 1,000
Dividend rate (as a percent)		4.50%	4.50%
Period after which Series A Preferred Shares will be mandatorily converted into Class A ordinary shares		6 months	6 months
Conversion price per share			$ 2.8333
Beneficial conversion feature		¥ 470,643	$ 72,129
American Depository Shares
Class of Stock [Line Items]
Total cash consideration | $	$ 150,000
Dividends declared | ¥ / shares		¥ 0
Cumulative dividends		¥ 22,806		$ 3,495
Conversion Threshold (as percent)		200.00%	200.00%
Conversion price per share			$ 17.00